TAXATION - Movement of valuation allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
TAXATION
Balance at the beginning of year	¥ (751,370)	$ (107,444)	¥ (623,044)
Change of valuation allowance in the current year	(56,280)	(8,048)	(128,326)
Balance at the end of year	¥ (807,650)	$ (115,492)	¥ (751,370)